Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 608	$ 531	$ 1,192	$ 1,092
Share-based payments	16	18	34	35
Post-employment benefits	37	35	74	68
Total staff costs	661	584	1,300	1,195
Goods and services	279	252	567	582
Content	67	63	138	131
Telecommunications	11	14	23	26
Facilities	12	13	24	32
Fair value adjustments	6	3	2	(20)
Total operating expenses	$ 1,036	$ 929	$ 2,054	$ 1,946